Restricted cash (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restricted Cash
Increases in restricted cash	$ 6,214
Restricted cash, current	2,095
Restricted cash, non current	$ 4,119